Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 117,426	$ 16,539	¥ 44,317	¥ 56,807
Product [Member]
Revenues	100,960	14,220	40,775	54,923
Product [Member] | Related Party [Member]
Revenues	¥ 11,859	$ 1,670	¥ 0	¥ 1,504